Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2013
Property and Equipment Balances

Property and equipment balances as of December 31 are as follows:

(in thousands)	2013	2012
Computer and other equipment	$274,987	247,506
Buildings and improvements	242,132	232,141
Furniture and other equipment	131,036	125,100
Land	17,021	16,920
Other	988	2,955

Total property and equipment	666,164	624,622
Less accumulated depreciation and amortization	400,948	364,233

Property and equipment, net	$265,216	260,389